S000010412 [Member] Expense Example - AB Discovery Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	1,697
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287	[1]
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,962
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.